Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Reconciliation of the final fair value of assets acquired and liabilities assumed to the value of the Acquisition Consideration

Balances
US$'000
ASSETS
Non-current assets
Other intangible assets	45
Property, plant and equipment	62,487
Other non-current financial assets	50
Total non-current assets acquired	62,582
Current assets
Inventories	21,314
Trade and other receivables	24,785
Other current assets	1,397
Cash and cash equivalents	29,530
Total current assets acquired	77,026
Total assets acquired	139,608
LIABILITIES
Non-current liabilities
Deferred tax liabilities	90
Total non-current liabilities assumed	90
Current liabilities
Trade and other payables	18,048
Provisions	735
Current income tax liabilities	396
Other current liabilities	4,066
Total current liabilities assumed	23,245
Total liabilities assumed	23,335
Net assets acquired	116,273

Satisfied by:
Cash	49,909
Contingent consideration	26,222
Total consideration transferred	76,131

Gain on bargain purchase	40,142

Net cash outflow arising on acquisition
Cash consideration	49,909
Less: cash and cash equivalent balances acquired	(29,530)
20,379